Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2023
Condensed Financial Information Disclosure [Abstract]
Condensed Financial Information of the Parent Company
19	CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
For the presentation of the parent company only condensed financial information, the Company records its investments in subsidiaries and VIE under the equity method of accounting as prescribed in ASC 323,
 Investments—Equity Method and Joint Ventures
. Such investments are presented on the condensed balance sheets as “Equity method investment” and their respective losses as “Share of losses in subsidiaries, the VIE and the VIE’s subsidiaries” on the condensed statements of comprehensive loss. Under the equity method of accounting, the Company’s carrying amount of its investments in subsidiaries, the VIE and the VIE’s subsidiaries was reduced to nil as of December 31, 2022 and 2023 and the carrying amount of “Inter-company receivables” was further adjusted as the Company committed to provide financial support to the VIE as disclosed in Note 1.
The subsidiaries did not pay any dividends to the Company for the years presented. The Company does not have significant commitments or long-term obligations as of the year end other than those presented. The parent company only financial statements should be read in conjunction with the Company’s consolidated financial statements.
Condensed Balance Sheets

	As of December 31,
	2022	2023
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	71,858	14,171	1,996
Restricted cash	2,120	62	9
Inter-company receivables	3,057,703	3,152,747	444,055
Prepayments and other current assets	121	315	44

Total current assets	3,131,802	3,167,295	446,104

Non-current assets:
Equity method investment	690	337	47
Property and equipment, net	1,278	627	89

Total non-current assets	1,968	964	136

Total assets	3,133,770	3,168,259	446,240

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Inter-company payables	1,964,454	2,399,333	337,939
Accrued liabilities and other current liabilities	10,975	516	73

Total current liabilities	1,975,429	2,399,849	338,012

Total liabilities	1,975,429	2,399,849	338,012

	As of December 31,
	2022	2023
	RMB	RMB	US$
LIABILITIES AND SHAREHOLDERS’ EQUITY (CONTINUED)
Shareholders’ equity:
Class A ordinary shares (par value of US$0.0002 per share; 230,000,000 shares authorized; 85,318,596 and 85,115,600 shares issued and outstanding as of December 31, 2022 and 2023, respectively)	117	116	16
Class B ordinary shares (par value of US$0.0002 per share; 20,000,000 shares authorized; 17,324,848 shares issued and outstanding as of December 31, 2022 and 2023)	21	21	3
Treasury stock	(58,919)	(65,896)	(9,281)
Additional paid-in capital	4,582,790	4,849,337	683,015
Accumulated deficits	(3,199,946)	(3,853,635)	(542,774)
Accumulated other comprehensive loss	(165,722)	(161,533)	(22,751)

Total shareholders’ equity	1,158,341	768,410	108,228

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	3,133,770	3,168,259	446,240

Condensed Statements of Comprehensive Loss

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Revenues	—	—	—	—

Cost of revenues	—	—	—	—

Gross profit	—	—	—	—

Operating expenses:
General and administrative expenses	(48,566)	(31,041)	(11,616)	(1,636)
Share of losses in subsidiaries, the VIE and the VIE’s subsidiaries	(750,015)	(943,534)	(645,522)	(90,920)

Total operating expenses	(798,581)	(974,575)	(657,138)	(92,556)

Loss from operations	(798,581)	(974,575)	(657,138)	(92,556)

Interest income	2,365	3,636	3,811	537
Other expense, net	(481)	(294)	(362)	(51)

Loss before income taxes	(796,697)	(971,233)	(653,689)	(92,070)

Income tax expenses	—	—	—	—

Net loss	(796,697)	(971,233)	(653,689)	(92,070)

Other comprehensive (loss) income, net of tax of nil:	—	—	—	—
Foreign currency translation adjustments	(39,480)	41,347	4,189	590
Total comprehensive loss	(836,177)	(929,886)	(649,500)	(91,480)

Condensed Statements of Cash Flows

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Net cash used in operating activities	(51,411)	(19,357)	(19,253)	(2,712)
Net cash (used in) generated from investing activities	(1,179,603)	125,576	(41,305)	(5,818)
Net cash used in financing activities	—	(66,850)	—	—
Effect of exchange rate changes	(484)	1,508	813	115

Net (decrease) increase in cash, cash equivalents and restricted cash	(1,231,498)	40,877	(59,745)	(8,415)

Cash, cash equivalents and restricted cash at the beginning of year	1,264,599	33,101	73,978	10,420

Cash, cash equivalents and restricted cash at the end of year	33,101	73,978	14,233	2,005